Goodwill and Other Assets (Tables)	12 Months Ended
Dec. 31, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Goodwill
The changes in carrying amounts of goodwill within the Company’s segments are summarized as follows:

	NA	AP	EMEA	LA	Total
Goodwill	$112,176	$45,987	$168,714	$166,818	$493,695
Accumulated impairment losses	(13,171)	—	(168,714)	(38,859)	(220,744)
Balance at January 1, 2013	$99,005	$45,987	$—	$127,959	$272,951
Impairment loss	—	—	—	(70,000)	(70,000)
Currency translation adjustment	(147)	(4,680)	—	(18,296)	(23,123)
Goodwill	112,029	41,307	168,714	148,522	470,572
Accumulated impairment losses	(13,171)	—	(168,714)	(108,859)	(290,744)
Balance at December 31, 2013	$98,858	$41,307	$—	$39,663	$179,828
Divestiture	(1,600)	—	—	—	(1,600)
Currency translation adjustment	(179)	(1,271)	—	(4,804)	(6,254)
Goodwill	110,250	40,036	168,714	143,718	462,718
Accumulated impairment losses	(13,171)	—	(168,714)	(108,859)	(290,744)
Balance at December 31, 2014	$97,079	$40,036	$—	$34,859	$171,974